Loans Held-for-Sale (Details) - USD ($) $ in Millions	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 3,393	$ 2,576				$ 1,244								$ 3,393		$ 2,576	$ 1,244
Net gain on loan sales	94	46	$ 68	$ 83	$ 91	53	$ 52	$ 55	$ 45	$ 45	$ 75	$ 144	$ 137	259	$ 242	288	206	$ 402
Loans held-for-sale recorded at lower of cost or fair value	40	35				48								40		35	48
Gain (Loss) on Sales of Loans, Net	94	46	68	$ 83	$ 91	53	$ 52	$ 55	$ 45	$ 45	$ 75	$ 144	$ 137	259	242	288	206	$ 402
Loans held-for-sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net gain on loan sales	94		68											244	242
Gain (Loss) on Sales of Loans, Net	94		$ 68											244	$ 242
Consumer Loan | Residential first mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 3,400	$ 2,600				$ 1,200								$ 3,400		$ 2,600	$ 1,200